Share capital (Details) - Stock Option [Member]	3 Months Ended
Mar. 31, 2020 $ / shares shares
Disclosure of financial assets [line items]
Number of outstanding balance, Beginning | shares	6,090,000
Expired | shares
Cancelled | shares
Granted | shares	410,000
Number of outstanding balance, Ending | shares	6,500,000
Options exercisable | shares	6,175,416
Weighted average exercise price, Beginning | $ / shares	$ 1.78
Expired | $ / shares
Cancelled | $ / shares
Granted | $ / shares	2.34
Weighted average exercise price, Ending | $ / shares	1.81
Options exercisable | $ / shares	$ 1.78
Weighted average remaining contractual life (in years)	5 years 7 months 10 days
Granted	9 years 8 months 9 days
Weighted average remaining contractual life options outstanding	5 years 7 months 13 days
Weighted average remaining contractual life options exercisable (in years)	5 years 4 months 28 days